Financial assets at FVTOCI_Details of financial assets at FVTOCI (Details) $ in Thousands		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	[1]	₩ 18,063,423,000,000	$ 16,230,949	₩ 0
Debt Securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI		17,072,220,000,000
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI		1,358,378,000,000
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI		11,252,790,000,000
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI		1,824,843,000,000
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI		2,636,209,000,000
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI		951,174,000,000
Securities loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI		₩ 40,029,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.